Strategic Investment in Prismo Metals Inc. and Intangible Asset (Narrative) (Details)		12 Months Ended
	Jan. 06, 2023 CAD ($) Shares $ / shares	Apr. 30, 2023 CAD ($) Shares $ / shares	Apr. 30, 2022 CAD ($)
Disclosure Of Intangible Assets Line Items
Value of shares issued for acquisition	$ 1,357,155
Intangible asset, fair value		$ 443,930
Change in fair value		$ (116,127)	$ 0
Level 2 Fair Value Measurement [Member]
Disclosure Of Intangible Assets Line Items
Share price is derived from market price | $ / shares	$ 1.62	$ 0.335
Prismo Metals Inc. [Member]
Disclosure Of Intangible Assets Line Items
Description of right of first refusal	The Company reserves the right to purchase the Offered Interest at the same price and under the same conditions within a 45-day window. If the Company declines or fails to respond, Prismo is permitted to sell to the third party after laps of 90 days, and the Company's rights expire after four years, unless its percentage of ownership is below 8%. The Company's ROFR persists through any changes of control of Prismo.
Number of units acquired | Shares	4,000,000	2,000,000
Percentage of securities released every six months	25.00%		25.00%
Number of shares acquired | Shares		4,000,000
Cash payment	$ 500,000
Number of common shares issued | Shares	1,000,000
Value of shares issued for acquisition		$ 1,357,155
Percentage of issued and outstanding shares		10.08%
Percentage of issued and outstanding shares on a non-diluted basis		14.40%
Exercise price of Prismo warrant | $ / shares	$ 0.75
Prismo Metals Inc. [Member] | Prismo Shares [Member]
Disclosure Of Intangible Assets Line Items
Percentage of securities released every six months	25.00%
Fair value of units	$ 1,413,225
Prismo Metals Inc. [Member] | Level 2 Fair Value Measurement [Member]
Disclosure Of Intangible Assets Line Items
Share price is derived from market price | $ / shares	$ 0.48